Inventory	12 Months Ended
Sep. 30, 2025
Inventory [Abstract]
INVENTORY
4.	INVENTORY

Inventory, net comprised the following:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Yarns	133,431	441,904	62,074
Less: provision for inventory obsolescence	(6,135)	-	-
Total	127,296	441,904	62,074

Inventory write-down expense was nil, RMB 6,135 and RMB (6,135) for the for the year ended September, 2023, 2024 and 2025, respectively.